Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)

Note 10: Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.01; 17,795,540 were issued and outstanding at March 31, 2026.

Issuance of Restricted Common Stock for Series X Preferred Stock Dividends

During the three months ended March 31, 2026, the Company issued 99,337 shares of common stock for dividends payable on its Series X Preferred Stock as discussed in further detail below. The price per share used in determining the number of shares issued was the stock price on the 15th day of each month to determine the number of shares issuable.

Issuance of Restricted Common Stock for the Redemption of Series A Preferred Stock

During the three months ended March 31, 2026, the Company issued 2,228,148 shares of its restricted common stock for the redemption of Series A shares as discussed in further detail above in Note 9.

Other Common stock Issuances

During the three months ended March 31, 2026, the Company issued 375,000 shares to consultants for services performed with a fair value of $51,563 which was recorded as stock-based compensation.

Preferred Stock

We are authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 3,000,000 shares of Series A Preferred (see Note 9), 10,000,000 shares of Series D Preferred, 10,000 shares of Series E Preferred, 140,000 shares of Series F Preferred, and 400,000 shares as Series X Preferred Stock.

Series D Preferred Stock

The Series D Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of 100% of the stated value plus accrued but unpaid dividends, accrued dividends at the rate of 6% on $1.05 per share, and converts into common shares at a rate of $0.25 per share. The Series D ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock and the Series A Redeemable Preferred Stock, which ranks Pari passu to the Series D Preferred Stock. Each holder of our Series D Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder. The Company had no shares of Series D Preferred Stock outstanding at March 31, 2026.

Series E Preferred Stock

The number of shares of Series E designated is 10,000 and each share of Series E has a stated value equal to $1,000. Each share of Series E Preferred Stock shall have a par value of $0.01. There are 0 shares of Series E Preferred Stock outstanding at March 31, 2026. No shares of Series E Preferred Stock have ever been issued.

Series F Preferred Stock

The number of shares of Series F Preferred Stock designated is 140,000 and each share of Series F Preferred Stock has par value of $0.01, a liquidation preference of $1,000 and PIK dividends at 12%. The Series F Preferred Stock will rank senior to the Corporation’s Common Stock and on parity with all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank on parity with the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Corporation; and (iii) junior to all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank senior to the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Company. Holders of shares of the Series F Preferred Stock are entitled to receive payment-in-kind dividends payable only in additional shares of Series F Preferred Stock (“PIK Dividends”) at rate of 12% per annum. There are no shares of Series F shares outstanding as of March 31, 2026.

Series X Preferred Stock

The Company has 42,103 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of March 31, 2026 and December 31, 2025. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock except in relation to the Series A Redeemable Preferred Stock, which ranks Pari passu to the Series X Preferred Stock, and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Beginning in October 2024, the Company elected to use the closing stock price on the 15th of each month. Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.

The Company accrued dividends in the amount of $26,314 and $12,314 on the Series X Preferred Stock for the three months ended March 31, 2026 and 2025, respectively. As of March 31, 2026 and December 31, 2025, the Company had $26,314 and $26,314 in accrued dividends on the Series X Preferred Stock, respectively.

Warrants

The following table summarizes the warrants outstanding on March 31, 2026, and the related prices for the warrants to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$25.00	5,556	1.11	$25.00	5,556	$25.00
$37.50	32,000	0.75	$37.50	32,000	$37.50
	37,556	0.80	$35.65	37,556	$35.65

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2025	37,556	$35.65
Granted	-	$-
Cancelled	-	$-
Exercised	-	$-
Outstanding at March 31, 2026	37,556	$35.65

At March 31, 2026, there was no intrinsic value on the issued or vested warrants.

Note 13: Stockholders’ Deficit

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.01; 15,093,055 were issued and outstanding at December 31, 2025.

Common Stock Transactions During the Year Ended December 31, 2025

During the year ended December 31, 2025, the Company issued 161,042 shares of common stock for dividends payable on its Series X Preferred Stock as discussed in further detail below. The price per share used in determining the number of shares issued was the stock price on the 15th day of each month to determine the number of shares issuable.

During the year ended December 31, 2025, the Company issued 3,794,755 shares of its restricted common stock for the redemption of Series A shares as discussed in further detail above in Note 12.

During the year ended December 31, 2025, the Company recorded stock-based compensation of $12,500 related to equity awards issued in prior periods. As of December 31, 2025, the Company expects to record additional compensation expense of $0 related to unvested awards.

During the year ended December 31, 2025, the Company issued 1,225,000 shares to consultants for services performed with a fair value of $252,150 which was recorded as stock-based compensation.

During the year ended December 31, 2025, the Company entered into Obligation Exchange Agreements with two of its creditors, Finnegan and Lindstrom as discussed above in Notes 9 and 10. The agreements call for the cancellation of notes, accrued interest and other obligations in consideration of the issuance of 75,000 shares of restricted common stock for each of the holders, which resulted in an aggregate gain on the settlement of liabilities of $562,793.

Common Stock Transactions During the Year Ended December 31, 2024

During the year ended December 31, 2024, the Company issued 141,122 shares of common stock for dividends payable on its Series X Preferred Stock as discussed in further detail below. The price per share used in determining the number of shares issued was $.80 through September 30, 2024, and not the lower price that is called for in the certificate of designation, and then the Company used the stock price on the 15th day of each month to determine the number of shares issuable for the final three months of 2024.

During the year ended December 31, 2024, the Company issued 525,000 shares of common stock in aggregate to its advisory board consisting of seven (7) individuals, with 75,000 shares issued to each. The Company recorded a compensation expense of $212,513 based on the closing stock price on the date of issuance.

During the year ended December 31, 2024, the Company issued 750,000 shares of common stock in aggregate to its board of directors consisting of three (3) individuals, with 250,000 shares issued to each. The Company recorded a compensation expense of $228,000 based on the closing stock price on the date of issuance.

During the year ended December 31, 2024, the Company issued 300,000 shares of common stock to outside consultants for services performed. The Company recorded a compensation expense of $94,000 based on the closing stock price on the date of issuance.

During the year ended December 31, 2024, the Company issued 237,349 shares of common stock for the settlement of outstanding payables with unrelated third parties. The Company valued the shares based on the closing stock price on the date of issuance and recorded a gain on settlement of $1,040,863.

During the year ended December 31, 2024, the Company issued 154,107 shares of common stock for the settlement of outstanding notes payables and accrued interest with unrelated third parties. The Company valued the shares based on the closing stock price on the date of issuance and recorded a gain on settlement of $485,212.

During the year ended December 31, 2024, the Company issued 79,298 shares of common stock for the settlement of outstanding notes payables and accrued interest with related parties. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

During the year ended December 31, 2024, the Company issued 2,007,425 shares of common stock for the conversion of Series D, Series F, and Series X preferred shares along with associated accrued dividends. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

Preferred Stock

We are authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 3,000,000 shares of Series A Preferred (see Note 12), 10,000,000 shares of Series D Preferred, 10,000 shares of Series E Preferred, 140,000 shares of Series F Preferred, and 42,103 shares as Series X Preferred Stock.

Series D Preferred Stock

The Series D Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of 100% of the stated value plus accrued but unpaid dividends, accrued dividends at the rate of 6% on $1.05 per share and converts into common shares at a rate of $0.25 per share. The Series D ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series C Preferred Stock. Each holder of our Series D Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder. The Company had 25,000 shares of Series D Preferred Stock outstanding at December 31, 2025.

Series D Preferred Stock Transactions During the Year Ended December 31, 2025

During the year ended December 31, 2025, the Company entered into an Obligation Exchange Agreements with Lindstrom whereby the outstanding Series D Preferred Stock and all accrued dividends were exchanged for shares of Company common stock.

The Company accrued dividends in the amount of $388 on the Series D Preferred Stock for the year ended December 31,2025. As of December 31, 2025 the Company had $0 in accrued dividends on the Series D Preferred Stock, respectively.

Series D Preferred Stock Transactions During the Year Ended December 31, 2024

During the year ended December 31, 2024, a holder of 100,000 shares of Series D preferred shares along with $18,175 of accrued dividends agreed to convert the shares into 30,802 common shares at a conversion rate of $4 per common share. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

The Company accrued dividends in the amount of $14,172 on the Series D Preferred Stock for the year ended December 31, 2024. As of December 31, 2024, the Company had $5,049 in accrued dividends on the Series D Preferred Stock.

Series F Preferred Stock

On March 23, 2023, the Company filed a Certificate of Designations, Preferences and Rights of Series F 12% PIK $0.01 par value Convertible Perpetual Preferred Stock with the Delaware Secretary of State. The number of shares of Series F Preferred Stock designated is 140,000 and each share of Series F Preferred Stock has a liquidation preference of $1,000. The Series F Preferred Stock will rank senior to the Corporation’s Common Stock and on parity with all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank on parity with the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Corporation; and (iii) junior to all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank senior to the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Company.

Holders of shares of the Series F Preferred Stock are entitled to receive payment-in-kind dividends payable only in additional shares of Series F Preferred Stock (“PIK Dividends”) at rate of 12% per annum.

The Series F Preferred Stock will be convertible into common stock of the Company upon the listing of the Company’s stock on any of the following trading markets: the NYSE, the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, or the Nasdaq Global Select Market. The conversion price will be calculated as 65% of the volume-weighted average price of the Company’s common stock on the conversion date. The number of shares issuable upon conversion will be calculated as the liquidation preference of the Series F Preferred stock plus any accrued but unpaid dividends divided by the conversion price.

There are no shares of Series F shares outstanding as of December 31, 2025 or 2024.

Series F Preferred Stock Transactions During the Year Ended December 31, 2024

On May 17, 2024, the holders of approximately 54.90% of the Series F Preferred shares, having met in person on May 8, 2024, have granted consent to the following modification to the terms of the Series F Preferred, effective May 15, 2024 all dividends, and any obligation to pay dividends shall cease. Any dividends accrued until May 15, 2024, shall be issued as noted in the original certificate of designation.

During the year ended December 31, 2024, holders of 8,333 shares of Series F preferred shares along with $899,607 of accrued dividends and 87,884 of accrued compensation, agreed to convert the shares into 1,889,835 common shares at a conversion rate of $4 per common share. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

The Company accrued dividends in the amount of $941,713 on the Series F Preferred Stock for the year ended December 31, 2024. As of December 31, 2024, the Company had $0 in accrued dividends on the Series F Preferred Stock.

Series X Preferred Stock

The Company has 42,103 and 19,703 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of December 31, 2025 and 2024, respectively. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% per annum on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Beginning in October 2024, the Company elected to use the closing stock price on the 15th of each month. Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.

Series X Preferred Stock Transactions During the Year Ended December 31, 2025

During the year ended December 31, 2025, the Company issued 2,400 shares of Series X Preferred Stock to the newly elected director of the Company for compensation in lieu of services in the amount of $60,000.

During the year ended December 31, 2025, the Company issued 20,000 shares of Series X Preferred Stock to an institutional investor and consultant for compensation in lieu of services in the amount of $500,000.

The Company accrued dividends in the amount of $68,923 on the Series X Preferred Stock for the year ended December 31, 2025. As of December 31, 2025 the Company had $0 in accrued dividends on the Series X Preferred Stock

During the year ended December 31, 2024, the Company issued 7,200 shares of Series X Preferred Stock to the officers and directors of the Company for compensation in lieu of services in the amount of $180,000 in aggregate, or $60,000 for each of the three (3) directors.

Series X Preferred Stock Transactions During the Year Ended December 31, 2024

During the year ended December 31, 2024, the Company issued 141,122 shares of restricted common stock for the payment of dividends due for its Series X Preferred stock as noted above.

During the year ended December 31, 2024, holders of 11,724 shares of Series X preferred shares agreed to convert the shares into 86,788 common shares at a conversion rate of $4 per common share. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

The Company accrued dividends in the amount of $71,240 on the Series X Preferred Stock for the year ended December 31, 2024. As of December 31, 2024, the Company had $0 in accrued dividends on the Series X Preferred Stock.

Stock Options

On January 21, 2021, the Company filed a Form S-8 containing the Mitesco Omnibus Securities and Incentive Plan (“the Plan”) with the SEC. In Sections 4.2 and 4.3 of the Plan it is noted that the Board of Directors has the authority for the administration of the Plan. On January 7, 2024, the Board of Directors voted to a) cancel, revoke and terminate any previously issued options that have not already been exercised. For a number of technical reasons, the Plan is no longer valid, and in addition to cancellation of any outstanding options, the Board has voted to formally terminate the Plan as of January 7, 2024.

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2023	100,934	$10.05
Granted	-	-
Cancelled/Expired	(100,934)	$10.05
Exercised	-	-
Outstanding at December 31, 2024	-	$-
Granted	-	-
Cancelled/Expired	-
Exercised	-	-
Outstanding at December 31, 2025	-	$-
Options vested and exercisable	-	$-

Warrants

The Company has announced that it intends to cancel all outstanding warrants, and certain language to complete this has been added to all documents related to the conversion of outstanding debts, notes, accounts payable and other senior securities. The following table summarizes the warrants outstanding on December 31, 2025, and the related prices for the warrants to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	Average		average
		average	Exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
25.00	5,556	1.36	25.00	5,556	25.00
$37.50	32,000	0.99	37.50	32,000	37.50
	37,556	1.05	$35.65	37,556	$35.65

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2023	673,208	$30.64
Granted	-	$-
Cancelled	(632,441)	$(29.87)
Outstanding at December 31, 2024	40,767	$35.13
Granted	-	$-
Cancelled	(3,211)	$(29.09)
Exercised	-	$-
Outstanding at December 31, 2025	37,556	$35.65

At December 31, 2025, there was no intrinsic value on the issued or vested warrants.

During the years end December 31, 2025 and 2024, in connection with the settlements of debt, Series D preferred and Series F preferred, the investors also agreed to cancel 3,211 and 632,441 outstanding warrants, respectively, in connections with the settlement transactions.